Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Preparation
Reclassification Impact on Consolidated Statement of Profit and Loss

The reclassifications resulted in the following impact on the Consolidated Statement of Profit and Loss:

	For the Year Ended December 31, 2020
	As previously
	reported	Adjustment	As reported
	$’000	$’000	$’000
Platform & application expenses	(48,664)	10,527	(38,137)
Research & development expenses	(35,524)	(19,187)	(54,711)
Sales, general & administrative expenses	(103,341)	8,660	(94,681)
Operating loss	(175,511)	—	(175,511)
Loss for the financial year	(188,030)	—	(188,030)

The reclassifications also had an immaterial impact on the Consolidated Statement of Profit and Loss for the year ended December 31, 2019, which is not shown in the table above.